UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2016

Semiannual Report
to Shareholders

Deutsche EAFE® Equity Index Fund

Contents

3 Letter to Shareholders

5 Performance Summary

7 Portfolio Management Team

7 Portfolio Summary

10 Investment Portfolio

36 Statement of Assets and Liabilities

38 Statement of Operations

39 Statement of Changes in Net Assets

40 Financial Highlights

41 Notes to Financial Statements

52 Information About Your Fund's Expenses

54 Advisory Agreement Board Considerations and Fee Evaluation

59 Account Management Resources

61 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union, creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the European Union and the effects such withdrawal may have on the United Kingdom, other European Union countries and the global economy, which could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Seven years into our economic recovery, you might be wondering "where’s the proof?" The strong U.S. dollar and sluggish growth have hampered exports and manufacturing. Low oil prices are raising concerns about the energy sector. A steep sell-off in the first quarter, plus a contentious U.S. election campaign and ongoing geopolitical issues, have led many to question what lies ahead.

Our analysts see a case for continued, albeit modest, growth in the U.S. economy. Households have reduced debt and are seeing gains in real income thanks to improving labor markets and lower energy prices. Businesses remain reasonably well positioned financially, with an added boost to purchasing power from lower energy prices. Lastly, while the Federal Reserve Board has initiated the process of raising short-term interest rates, we are confident that "low and slow" will continue to be the watchwords for a while.

The later stages of an economic recovery tend to bring increased volatility and more challenges to achieving positive investment returns. We believe that active management — careful sector allocation and security selection driven by deep research — can make a difference in this environment.

In the end, it is important to remember the core reason for investing: long- term goals and a desire for growth tempered by reasonable risk management. We appreciate your trust and welcome the opportunity to put our resources, experience and expertise to work in helping you meet your goals.

Best regards,

Brian Binder President, Deutsche Funds

Please note: Deutsche Asset & Wealth Management is now two distinct businesses: Deutsche Asset Management and Deutsche Bank Wealth Management. As a result, our key service providers were renamed Deutsche AM Service Company; Deutsche AM Distributors, Inc. and Deutsche AM Trust Company, effective May 9, 2016.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary June 30, 2016 (Unaudited)

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/16
No Sales Charges	–4.16%	–10.46%	1.35%	1.36%
MSCI EAFE® Index†	–4.42%	–10.16%	1.68%	1.58%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 is 0.58% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Growth of an Assumed $1,000,000 Investment
■ Deutsche EAFE® Equity Index Fund — Institutional Class ■ MSCI EAFE® Index†

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

† MSCI EAFE Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

‡ Total returns shown for periods less than one year are not annualized.

Institutional Class
Net Asset Value
6/30/16	$ 5.80
12/31/15	$ 7.04
Distribution Information as of 6/30/16
Capital Gain Distributions, Six Months	$ .95

Portfolio Management Team

Thomas O'Brien, CFA. Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2013.

— Portfolio Manager for the International Equity Index group in Chicago.

— Prior to joining Northern Trust in November 2004, he was a Principal at State Street Global Advisors focusing on US index strategies.

— BS, University of Rhode Island; MBA, Suffolk University.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2016 (11.7% of Net Assets)	Country	Percent
1. Nestle SA Multinational company that markets a wide range of food products	Switzerland	2.0%
2. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	1.5%
3. Roche Holding AG Developer of pharmaceutical and chemical products	Switzerland	1.5%
4. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.1%
5. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.0%
6. British American Tobacco PLC Manufactures, markets and sells cigarettes and other tobacco products	United Kingdom	1.0%
7. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	0.9%
8. BP PLC Exporter and producer of oil and natural gas	United Kingdom	0.9%
9. TOTAL SA Produces, refines, transports and markets oil and natural gas	France	0.9%
10. GlaxoSmithKline PLC Develops, manufactures and markets vaccines and medicines	United Kingdom	0.9%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 59 for contact information.

Investment Portfolio as of June 30, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 95.1%
Australia 7.0%
AGL Energy Ltd.	2,405	34,807
Alumina Ltd.	9,438	9,173
Amcor Ltd.	4,155	46,582
AMP Ltd.	11,175	43,363
APA Group (Units)	4,351	30,180
Aristocrat Leisure Ltd.	1,735	18,020
Asciano Group	3,555	23,545
ASX Ltd.	606	20,790
Aurizon Holdings Ltd.	7,586	27,447
AusNet Services (Units)	4,870	5,986
Australia & New Zealand Banking Group Ltd.	10,747	194,841
Bank of Queensland Ltd.	1,409	11,203
Bendigo & Adelaide Bank Ltd.	1,341	9,648
BGP Holdings PLC*	328,818	9,634
BHP Billiton Ltd.	11,673	165,469
BHP Billiton PLC	7,808	98,910
Boral Ltd.	2,174	10,157
Brambles Ltd.	5,743	53,494
Caltex Australia Ltd.	914	21,994
Challenger Ltd.	1,736	11,247
CIMIC Group Ltd.	376	10,095
Coca-Cola Amatil Ltd.	1,664	10,273
Cochlear Ltd.	220	20,018
Commonwealth Bank of Australia	6,276	350,374
Computershare Ltd.	1,389	9,550
Crown Resorts Ltd.	1,475	13,992
CSL Ltd.	1,688	142,016
Dexus Property Group (REIT)	3,430	23,193
Domino's Pizza Enterprises Ltd. Series L	214	11,011
DUET Group (Units)	9,530	17,820
Flight Centre Travel Group Ltd.	298	7,065
Fortescue Metals Group Ltd.	6,526	17,343
Goodman Group (REIT)	6,456	34,506
GPT Group (REIT)	6,399	26,002
Harvey Norman Holdings Ltd.	1,461	5,068
Healthscope Ltd.	6,070	13,021
Incitec Pivot Ltd.	6,079	13,580
Insurance Australia Group Ltd.	8,581	35,122
LendLease Group (Units)	2,150	20,374
Macquarie Group Ltd.	1,115	57,656
Medibank Private Ltd.	9,838	21,692
Mirvac Group (REIT) (Units)	14,408	21,875
National Australia Bank Ltd.	9,712	185,476
Newcrest Mining Ltd.*	2,867	49,595
Oil Search Ltd.	5,063	25,248
Orica Ltd.	1,447	13,395
Origin Energy Ltd.	6,907	29,864
Platinum Asset Management Ltd.	1,059	4,576
Qantas Airways Ltd.*	2,780	5,882
QBE Insurance Group Ltd.	5,204	40,848
Ramsay Health Care Ltd.	541	29,143
REA Group Ltd.	163	7,286
Santos Ltd.	6,227	21,764
Scentre Group (REIT)	20,055	74,055
SEEK Ltd.	1,330	15,215
Sonic Healthcare Ltd.	1,403	22,655
South32 Ltd.*	21,391	24,858
Stockland (REIT) (Units)	8,590	30,407
Suncorp Group Ltd.	4,746	43,471
Sydney Airport (Units)	3,930	20,472
TABCORP Holdings Ltd.	3,574	12,341
Tatts Group Ltd.	5,818	16,714
Telstra Corp., Ltd.	15,936	66,421
TPG Telecom Ltd.	1,111	9,940
Transurban Group (Units)	7,303	65,650
Treasury Wine Estates Ltd.	2,862	19,845
Vicinity Centres (REIT)	13,173	32,810
Vocus Communications Ltd.	1,726	11,202
Wesfarmers Ltd.	4,072	122,504
Westfield Corp. (REIT)	7,348	58,748
Westpac Banking Corp.	12,253	270,990
Woodside Petroleum Ltd.	2,782	55,948
Woolworths Ltd.	4,461	69,832
(Cost $1,523,906)		3,185,291
Austria 0.2%
Andritz AG	224	10,539
Erste Group Bank AG*	1,005	22,769
OMV AG	486	13,644
Raiffeisen Bank International AG*	449	5,611
Voestalpine AG	481	16,082
(Cost $52,777)		68,645
Belgium 1.4%
Ageas	754	26,017
Anheuser-Busch InBev SA	2,959	387,606
Colruyt SA	209	11,521
Delhaize Group SA	387	40,635
Groupe Bruxelles Lambert SA	273	22,320
KBC Group NV*	948	46,425
Proximus SA	568	18,002
Solvay SA	245	22,771
Telenet Group Holding NV*	229	10,431
UCB SA	440	32,906
Umicore SA	311	16,009
(Cost $204,952)		634,643
China 0.0%
Yangzijiang Shipbuilding Holdings Ltd. (Cost $5,051)	7,600	5,082
Denmark 1.9%
A P Moller-Maersk AS "A"	15	18,937
A P Moller-Maersk AS "B"	22	28,828
Carlsberg AS "B"	407	38,782
Chr Hansen Holding AS	377	24,752
Coloplast AS "B"	447	33,396
Danske Bank AS	2,654	69,835
DSV AS	740	31,148
Genmab AS*	206	37,837
ISS AS	602	22,622
Novo Nordisk AS ''B"	6,842	370,102
Novozymes AS "B"	891	42,772
Pandora AS	427	58,253
TDC AS	2,970	14,554
Tryg AS	322	5,750
Vestas Wind Systems AS	846	57,556
William Demant Holding AS*	470	9,117
(Cost $283,735)		864,241
Finland 0.9%
Elisa Oyj	551	21,064
Fortum Oyj	1,645	26,401
Kone Oyj "B"	1,263	58,061
Metso Oyj	439	10,292
Neste Oyj	461	16,470
Nokia Oyj (a)	20,136	114,590
Nokia Oyj (a)	1,448	8,196
Nokian Renkaat Oyj	435	15,499
Orion Oyj "B"	351	13,578
Sampo Oyj "A"	1,618	65,865
Stora Enso Oyj "R"	2,002	16,037
UPM-Kymmene Oyj	2,014	36,752
Wartsila Oyj	531	21,609
(Cost $183,474)		424,414
France 9.0%
Accor SA	591	22,798
Aeroports de Paris	101	11,106
Air Liquide SA	1,290	134,931
Airbus Group SE	2,209	127,079
Alstom SA*	604	14,039
Arkema	261	20,071
Atos SE	320	26,556
AXA SA	7,159	141,724
BNP Paribas SA	3,911	173,331
Bollore SA	2,584	8,785
Bouygues SA	681	19,635
Bureau Veritas SA	1,030	21,775
Capgemini SA	614	53,465
Carrefour SA	2,124	52,476
Casino Guichard-Perrachon SA	226	12,612
Christian Dior SE	201	32,356
Cie Generale des Etablissements Michelin	663	62,856
CNP Assurances	715	10,573
Compagnie de Saint-Gobain	1,754	66,931
Credit Agricole SA	4,061	34,227
DANONE SA	2,146	151,388
Dassault Systemes SA	426	32,365
Edenred	846	17,416
Eiffage SA	203	14,478
Electricite de France SA	873	10,653
Engie SA	5,279	85,149
Essilor International SA	767	101,472
Eurazeo SA	117	6,950
Eutelsat Communications	597	11,302
Fonciere des Regions (REIT)	123	10,942
Gecina SA (REIT)	157	21,366
Groupe Eurotunnel SE (Registered)	1,703	18,080
Hermes International	96	35,981
Icade (REIT)	134	9,494
Iliad SA	87	17,686
Imerys SA	92	5,868
Ingenico Group SA	201	23,520
JC Decaux SA	263	8,889
Kering	282	45,665
Klepierre (REIT)	829	36,731
L'Oreal SA	941	180,917
Lagardere SCA	330	7,209
Legrand SA	1,004	51,695
LVMH Moet Hennessy Louis Vuitton SE	1,035	156,732
Natixis SA	3,702	14,031
Numericable-SFR	401	10,081
Orange SA	7,490	122,306
Pernod Ricard SA	776	86,380
Peugeot SA*	1,912	23,020
Publicis Groupe	673	45,337
Remy Cointreau SA	65	5,596
Renault SA	710	54,164
Rexel SA	930	11,708
Safran SA	1,139	77,289
Sanofi	4,328	360,078
Schneider Electric SE (a)	1,737	102,624
Schneider Electric SE (a)	350	20,748
SCOR SE	614	18,320
Societe BIC SA	107	15,094
Societe Generale	2,769	86,995
Sodexo SA	347	37,327
Suez	1,203	18,820
Technip SA	421	22,865
Thales SA	381	31,765
TOTAL SA	8,103	389,661
Unibail-Rodamco SE (REIT) (a)	216	56,007
Unibail-Rodamco SE (REIT) (a)	146	37,977
Valeo SA	861	38,344
Veolia Environnement	1,728	37,428
VINCI SA	1,870	132,576
Vivendi SA	4,276	80,415
Wendel	82	8,474
Zodiac Aerospace	739	17,361
(Cost $2,272,691)		4,072,065
Germany 7.8%
adidas AG	707	100,972
Allianz SE (Registered)	1,682	240,530
Axel Springer SE	178	9,327
BASF SE	3,380	258,102
Bayer AG (Registered)	3,041	305,187
Bayerische Motoren Werke (BMW) AG	1,252	91,929
Beiersdorf AG	391	36,925
Brenntag AG	554	26,777
Commerzbank AG	3,764	24,515
Continental AG	396	74,725
Covestro AG 144A	250	11,082
Daimler AG (Registered)	3,547	212,177
Deutsche Bank AG (Registered)* (b)	5,090	69,319
Deutsche Boerse AG	729	59,612
Deutsche Lufthansa AG (Registered)	711	8,333
Deutsche Post AG (Registered)	3,542	99,319
Deutsche Telekom AG (Registered)	11,974	203,841
Deutsche Wohnen AG (Bearer)	1,233	41,907
E.ON SE	7,442	75,027
Evonik Industries AG	511	15,208
Fraport AG	156	8,336
Fresenius Medical Care AG & Co. KGaA	785	68,149
Fresenius SE & Co. KGaA	1,539	112,748
GEA Group AG	716	33,746
Hannover Rueck SE	217	22,650
HeidelbergCement AG	505	38,018
Henkel AG & Co. KGaA	390	42,059
HOCHTIEF AG	73	9,394
Hugo Boss AG	280	15,892
Infineon Technologies AG	4,062	58,608
K+S AG (Registered)	680	13,895
LANXESS AG	332	14,539
Linde AG	685	95,622
MAN SE	152	15,491
Merck KGaA	494	50,193
Metro AG	681	20,839
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	619	103,498
OSRAM Licht AG	331	17,112
ProSiebenSat.1 Media SE	740	32,390
RWE AG*	1,910	30,247
SAP SE	3,638	271,746
Siemens AG (Registered)	2,811	287,529
Symrise AG	407	27,774
Telefonica Deutschland Holding AG	2,876	11,840
ThyssenKrupp AG	1,298	26,039
TUI AG	1,813	20,748
United Internet AG (Registered)	441	18,257
Volkswagen AG	129	17,446
Vonovia SE	1,748	63,697
Zalando SE 144A*	351	9,272
(Cost $1,949,630)		3,522,588
Hong Kong 3.1%
AIA Group Ltd.	44,281	268,384
ASM Pacific Technology Ltd.	600	4,343
Bank of East Asia Ltd.	4,630	17,958
BOC Hong Kong (Holdings) Ltd.	13,821	41,618
Cathay Pacific Airways Ltd.	5,000	7,364
Cheung Kong Infrastructure Holdings Ltd.	3,000	25,838
Cheung Kong Property Holdings Ltd.	10,348	65,302
CK Hutchison Holdings Ltd.	9,848	108,037
CLP Holdings Ltd.	5,774	59,029
First Pacific Co., Ltd.	8,000	5,803
Galaxy Entertainment Group Ltd.	8,497	25,560
Hang Lung Properties Ltd.	8,000	16,273
Hang Seng Bank Ltd.	2,900	49,784
Henderson Land Development Co., Ltd.	4,353	24,618
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	12,491	11,632
HKT Trust & HKT Ltd. "SS", (Units)	8,920	12,920
Hong Kong & China Gas Co., Ltd.	27,996	51,391
Hong Kong Exchanges & Clearing Ltd.	4,221	103,085
Hongkong Land Holdings Ltd.	3,800	23,209
Hysan Development Co., Ltd.	2,773	12,375
Jardine Matheson Holdings Ltd.	900	52,493
Kerry Properties Ltd.	2,000	4,969
Li & Fung Ltd.	22,240	10,849
Link (REIT)	8,153	55,763
Melco Crown Entertainment Ltd. (ADR) (c)	700	8,806
MGM China Holdings Ltd.	5,097	6,662
MTR Corp., Ltd.	5,155	26,214
New World Development Co., Ltd.	19,014	19,411
Noble Group Ltd.*	25,491	3,845
NWS Holdings Ltd.	4,792	7,622
PCCW Ltd.	14,000	9,410
Power Assets Holdings Ltd.	5,000	46,011
Shangri-La Asia Ltd.	4,000	4,023
Sino Land Co., Ltd.	12,495	20,581
SJM Holdings Ltd.	8,000	4,908
Sun Hung Kai Properties Ltd.	5,688	68,674
Swire Pacific Ltd. "A"	2,000	22,797
Swire Properties Ltd.	4,400	11,726
Techtronic Industries Co., Ltd.	5,499	23,000
WH Group Ltd. 144A	23,500	18,595
Wharf Holdings Ltd.	4,750	28,976
Wheelock & Co., Ltd.	3,000	14,173
Yue Yuen Industrial (Holdings) Ltd.	3,000	11,967
(Cost $755,261)		1,415,998
Ireland 1.2%
Bank of Ireland*	103,356	21,219
CRH PLC (a)	176	5,078
CRH PLC (a)	2,882	84,920
DCC PLC	313	27,674
Experian PLC	3,653	69,290
James Hardie Industries SE (CDI)	1,736	26,853
Kerry Group PLC "A" (a)	55	4,874
Kerry Group PLC "A" (a)	534	47,265
Paddy Power Betfair PLC	296	31,042
Shire PLC	3,329	206,837
(Cost $311,125)		525,052
Israel 0.8%
Azrieli Group Ltd.	196	8,318
Bank Hapoalim BM	4,029	20,308
Bank Leumi Le-Israel BM*	5,216	18,306
Bezeq Israeli Telecommunication Corp., Ltd.	8,393	16,612
Check Point Software Technologies Ltd.* (c) (d)	500	39,840
Israel Chemicals Ltd.	1,715	6,639
Israel Discount Bank "A"*	1	1
Mizrahi Tefahot Bank Ltd.	310	3,579
Mobileye NV* (e)	600	27,684
Nice Ltd.	221	13,871
Taro Pharmaceutical Industries Ltd.* (e)	100	14,560
Teva Pharmaceutical Industries Ltd.	3,404	170,265
(Cost $320,995)		339,983
Italy 1.7%
Assicurazioni Generali SpA	4,155	48,724
Atlantia SpA	1,472	36,600
Enel SpA	28,639	126,952
Eni SpA	9,336	150,796
EXOR SpA	450	16,504
Ferrari NV (a)	153	6,242
Ferrari NV (a) (e)	324	13,261
Intesa Sanpaolo	47,812	90,617
Intesa Sanpaolo (RSP)	2,413	4,306
Leonardo-Finmeccanica SpA*	1,569	15,867
Luxottica Group SpA	648	31,437
Mediobanca SpA	2,033	11,672
Poste Italiane SpA 144A	1,695	11,211
Prysmian SpA	761	16,648
Rizzoli Corriere Della Sera Mediagroup SpA*	61	55
Saipem SpA*	27,347	10,895
Snam SpA	9,530	56,847
Telecom Italia SpA*	34,762	28,466
Telecom Italia SpA (RSP)*	19,273	12,388
Terna — Rete Elettrica Nationale SpA	5,601	31,123
UBI Banca — Unione di Banche Italiane SpA	2,749	7,589
UniCredit SpA	18,688	41,013
UnipolSai SpA	4,904	7,355
(Cost $705,431)		776,568
Japan 22.2%
ABC-Mart, Inc.	100	6,676
Acom Co., Ltd.*	1,400	6,770
Aeon Co., Ltd.	2,500	38,750
AEON Financial Service Co., Ltd.	330	7,087
AEON Mall Co., Ltd.	600	7,788
Air Water, Inc.	553	8,061
Aisin Seiki Co., Ltd.	700	28,256
Ajinomoto Co., Inc.	2,000	46,899
Alfresa Holdings Corp.	700	14,539
Alps Electric Co., Ltd.	800	14,921
Amada Holdings Co., Ltd.	1,400	14,110
ANA Holdings, Inc.	5,000	14,180
Aozora Bank Ltd.	5,000	17,248
Asahi Glass Co., Ltd.	4,000	21,544
Asahi Group Holdings Ltd.	1,500	48,358
Asahi Kasei Corp.	5,000	34,441
ASICS Corp.	600	10,059
Astellas Pharma, Inc.	7,800	121,914
Bandai Namco Holdings, Inc.	650	16,687
Benesse Holdings, Inc.	300	7,002
Bridgestone Corp.	2,400	76,378
Brother Industries Ltd.	900	9,599
Calbee, Inc.	300	12,472
Canon, Inc.	4,000	113,332
Casio Computer Co., Ltd.	800	11,438
Central Japan Railway Co.	500	88,504
Chubu Electric Power Co., Inc.	2,300	32,514
Chugai Pharmaceutical Co., Ltd.	800	28,346
Chugoku Electric Power Co., Inc.	1,000	12,656
Concordia Financial Group Ltd.*	4,500	17,379
Credit Saison Co., Ltd.	500	8,357
CYBERDYNE, Inc.*	400	8,886
Dai Nippon Printing Co., Ltd.	2,000	22,156
Dai-ichi Life Insurance Co., Ltd.	3,900	42,942
Daicel Corp.	1,100	11,299
Daihatsu Motor Co., Ltd.	500	6,438
Daiichi Sankyo Co., Ltd.	2,200	53,188
Daikin Industries Ltd.	900	75,207
Daito Trust Construction Co., Ltd.	300	48,675
Daiwa House Industry Co., Ltd.	2,000	58,368
Daiwa Securities Group, Inc.	6,000	31,527
Denso Corp.	1,800	62,871
Dentsu, Inc.	800	37,270
Don Quijote Holdings Co., Ltd.	500	18,469
East Japan Railway Co.	1,239	114,151
Eisai Co., Ltd.	900	49,925
Electric Power Development Co., Ltd.	500	11,588
FamilyMart Co., Ltd.	200	12,176
FANUC Corp.	700	113,263
Fast Retailing Co., Ltd.	200	53,309
Fuji Electric Co., Ltd.	2,000	8,251
Fuji Heavy Industries Ltd.	2,082	70,902
Fujifilm Holdings Corp.	1,600	61,729
Fujitsu Ltd.	7,000	25,553
Fukuoka Financial Group, Inc.	3,000	9,824
GungHo Online Entertainment, Inc.	2,100	5,646
Hakuhodo Dy Holdings, Inc.	900	10,718
Hamamatsu Photonics KK	600	16,703
Hankyu Hanshin Holdings, Inc.	4,000	29,712
Hikari Tsushin, Inc.	100	8,361
Hino Motors Ltd.	900	8,903
Hirose Electric Co., Ltd.	100	12,179
Hisamitsu Pharmaceutical Co., Inc.	200	11,471
Hitachi Chemical Co., Ltd.	400	7,425
Hitachi Construction Machinery Co., Ltd.	300	4,334
Hitachi High-Technologies Corp.	300	8,140
Hitachi Ltd.	18,000	74,763
Hitachi Metals Ltd.	900	9,046
Hokuriku Electric Power Co.	700	8,628
Honda Motor Co., Ltd.	6,000	151,053
Hoshizaki Electric Co., Ltd.	200	19,452
Hoya Corp.	1,400	49,702
Hulic Co., Ltd.	1,200	12,568
Idemitsu Kosan Co., Ltd.	400	8,615
IHI Corp.	5,000	13,322
Iida Group Holdings Co., Ltd.	600	12,171
INPEX Corp.	3,600	27,928
Isetan Mitsukoshi Holdings Ltd.	1,320	11,643
Isuzu Motors Ltd.	2,300	28,098
Itochu Corp.	5,300	64,260
J. Front Retailing Co., Ltd.	1,000	10,275
Japan Airlines Co., Ltd.	500	16,034
Japan Airport Terminal Co., Ltd.	200	7,214
Japan Exchange Group, Inc.	1,700	19,405
Japan Post Bank Co., Ltd.	1,300	15,180
Japan Post Holdings Co., Ltd.	1,600	19,352
Japan Prime Realty Investment Corp. (REIT)	3	12,854
Japan Real Estate Investment Corp. (REIT)	5	30,723
Japan Retail Fund Investment Corp. (REIT)	10	25,409
Japan Tobacco, Inc.	4,000	160,201
JFE Holdings, Inc.	1,825	23,479
JGC Corp.	1,000	14,205
JSR Corp.	800	10,503
JTEKT Corp.	800	9,028
JX Holdings, Inc.	8,200	31,948
Kajima Corp.	3,000	20,744
Kakaku.com, Inc.	600	11,824
Kamigumi Co., Ltd.	1,000	9,160
Kaneka Corp.	1,000	6,623
Kansai Electric Power Co., Inc.*	2,500	24,170
Kansai Paint Co., Ltd.	700	14,041
Kao Corp.	1,800	104,384
Kawasaki Heavy Industries Ltd.	6,000	16,709
KDDI Corp.	7,000	212,733
Keihan Holdings Co., Ltd.	2,000	13,802
Keikyu Corp.	2,000	20,028
Keio Corp.	2,000	18,762
Keisei Electric Railway Co., Ltd.	1,000	12,813
Keyence Corp.	170	115,370
Kikkoman Corp.	1,000	36,614
Kintetsu Group Holdings Co., Ltd.	5,900	25,140
Kirin Holdings Co., Ltd.	3,000	50,483
Kobe Steel Ltd.	11,000	8,948
Koito Manufacturing Co., Ltd.	358	16,384
Komatsu Ltd.	3,500	60,473
Konami Holdings Corp.	300	11,388
Konica Minolta, Inc.	1,500	10,837
Kose Corp.	100	8,406
Kubota Corp.	4,100	54,750
Kuraray Co., Ltd.	1,400	16,306
Kurita Water Industries Ltd.	400	8,874
Kyocera Corp.	1,200	56,855
Kyowa Hakko Kirin Co., Ltd.	810	13,775
Kyushu Electric Power Co., Inc.	1,500	14,946
Kyushu Financial Group, Inc.	1,700	8,330
Lawson, Inc.	200	15,910
LIXIL Group Corp.	848	13,895
M3, Inc.	800	27,714
Mabuchi Motor Co., Ltd.	200	8,370
Makita Corp.	400	26,465
Marubeni Corp.	6,000	26,926
Marui Group Co., Ltd.	800	10,669
Maruichi Steel Tube Ltd.	200	6,960
Mazda Motor Corp.	2,100	28,171
McDonald's Holdings Co. (Japan), Ltd.	300	8,124
Medipal Holdings Corp.	700	11,442
MEIJI Holdings Co., Ltd.	400	40,737
Minebea Co., Ltd.	1,500	10,075
Miraca Holdings, Inc.	207	8,920
Mitsubishi Chemical Holdings Corp.	4,300	19,530
Mitsubishi Corp.	5,600	97,947
Mitsubishi Electric Corp.	7,000	82,904
Mitsubishi Estate Co., Ltd.	5,000	91,271
Mitsubishi Gas Chemical Co., Inc.	1,000	5,176
Mitsubishi Heavy Industries Ltd.	12,000	47,695
Mitsubishi Logistics Corp.	1,000	13,926
Mitsubishi Materials Corp.	3,000	7,138
Mitsubishi Motors Corp.	2,900	13,268
Mitsubishi Tanabe Pharma Corp.	700	12,575
Mitsubishi UFJ Financial Group, Inc.	47,000	209,897
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	7,621
Mitsui & Co., Ltd.	6,100	72,305
Mitsui Chemicals, Inc.	3,000	10,905
Mitsui Fudosan Co., Ltd.	3,000	68,332
Mitsui O.S.K Lines Ltd.	3,000	6,306
Mixi, Inc.	200	8,169
Mizuho Financial Group, Inc.	86,990	126,123
MS&AD Insurance Group Holdings, Inc.	1,900	48,696
Murata Manufacturing Co., Ltd.	700	77,865
Nabtesco Corp.	325	7,696
Nagoya Railroad Co., Ltd.	3,000	16,830
NEC Corp.	9,900	22,842
Nexon Co., Ltd.	700	10,276
NGK Insulators Ltd.	1,000	20,012
NGK Spark Plug Co., Ltd.	700	10,443
NH Foods Ltd.	1,000	24,274
NHK Spring Co., Ltd.	600	4,835
Nidec Corp.	900	67,710
Nikon Corp.	1,400	18,877
Nintendo Co., Ltd.	400	57,152
Nippon Building Fund, Inc. (REIT)	5	30,753
Nippon Electric Glass Co., Ltd.	2,000	8,322
Nippon Express Co., Ltd.	3,000	13,614
Nippon Paint Holdings Co., Ltd.	600	14,669
Nippon Prologis REIT, Inc. (REIT)	6	14,617
Nippon Steel & Sumitomo Metal Corp.	2,900	55,369
Nippon Telegraph & Telephone Corp.	2,576	120,368
Nippon Yusen Kabushiki Kaisha	5,000	8,734
Nissan Motor Co., Ltd.	9,100	81,635
Nisshin Seifun Group, Inc.	800	12,789
Nissin Foods Holdings Co., Ltd.	200	10,883
Nitori Holdings Co., Ltd.	300	36,186
Nitto Denko Corp.	600	37,727
NOK Corp.	500	8,423
Nomura Holdings, Inc.	12,900	45,917
Nomura Real Estate Holdings, Inc.	500	8,685
Nomura Real Estate Master Fund, Inc. (REIT)	14	22,054
Nomura Research Institute Ltd.	400	14,598
NSK Ltd.	1,800	13,271
NTT Data Corp.	400	18,800
NTT DoCoMo, Inc.	5,200	140,156
NTT Urban Development Corp.	500	5,329
Obayashi Corp.	2,500	26,465
Obic Co., Ltd.	200	10,939
Odakyu Electric Railway Co., Ltd.	2,000	23,350
Oji Holdings Corp.	3,000	11,464
Olympus Corp.	1,000	37,131
Omron Corp.	700	22,612
Ono Pharmaceutical Co., Ltd.	1,500	64,758
Oracle Corp.	100	5,307
Oriental Land Co., Ltd.	800	51,605
ORIX Corp.	5,100	65,283
Osaka Gas Co., Ltd.	6,000	22,931
Otsuka Corp.	200	9,288
Otsuka Holdings KK	1,422	65,485
Panasonic Corp.	7,914	68,240
Park24 Co., Ltd.	300	10,253
Pola Orbis Holdings, Inc.	100	9,314
Rakuten, Inc.	3,500	37,583
Recruit Holdings Co., Ltd.	1,000	36,316
Resona Holdings, Inc.	7,900	28,740
Ricoh Co., Ltd.	2,300	19,843
Rinnai Corp.	100	8,766
ROHM Co., Ltd.	300	11,721
Ryohin Keikaku Co., Ltd.	100	24,324
Sankyo Co., Ltd.	200	7,458
Santen Pharmaceutical Co., Ltd.	1,400	21,875
SBI Holdings, Inc.	644	6,345
Secom Co., Ltd.	800	58,823
Sega Sammy Holdings, Inc.	600	6,416
Seibu Holdings, Inc.	500	8,426
Seiko Epson Corp.	900	14,307
Sekisui Chemical Co., Ltd.	1,600	19,610
Sekisui House Ltd.	2,200	38,267
Seven & I Holdings Co., Ltd.	2,700	112,525
Seven Bank Ltd.	1,600	4,932
Shikoku Electric Power Co., Inc.	700	8,225
Shimadzu Corp.	1,000	14,905
Shimamura Co., Ltd.	100	14,790
Shimano, Inc.	300	45,447
Shimizu Corp.	2,000	18,636
Shin-Etsu Chemical Co., Ltd.	1,400	81,481
Shinsei Bank Ltd.	6,000	8,640
Shionogi & Co., Ltd.	1,100	59,793
Shiseido Co., Ltd.	1,300	33,587
Showa Shell Sekiyu KK	900	8,333
SMC Corp.	200	48,718
SoftBank Group Corp.	3,500	197,856
Sohgo Security Services Co., Ltd.	300	14,732
Sompo Japan Nipponkoa Holdings, Inc.	1,300	34,306
Sony Corp.	4,600	134,954
Sony Financial Holdings, Inc.	700	7,810
Stanley Electric Co., Ltd.	600	12,711
Start Today Co., Ltd.	200	10,512
Sumitomo Chemical Co., Ltd.	6,000	24,504
Sumitomo Corp.	4,400	44,030
Sumitomo Dainippon Pharma Co., Ltd.	400	6,917
Sumitomo Electric Industries Ltd.	2,900	38,038
Sumitomo Heavy Industries Ltd.	2,000	8,713
Sumitomo Metal Mining Co., Ltd.	2,000	20,229
Sumitomo Mitsui Financial Group, Inc.	4,991	142,728
Sumitomo Mitsui Trust Holdings, Inc.	12,100	39,086
Sumitomo Realty & Development Co., Ltd.	1,000	26,887
Sumitomo Rubber Industries Ltd.	600	7,978
Sundrug Co., Ltd.	100	9,329
Suntory Beverage & Food Ltd.	500	22,523
Suzuken Co., Ltd.	300	9,387
Suzuki Motor Corp.	1,400	37,568
Sysmex Corp.	600	41,018
T&D Holdings, Inc.	2,100	17,688
Taiheiyo Cement Corp.	5,000	11,747
Taisei Corp.	4,000	32,687
Taisho Pharmaceutical Holdings Co., Ltd.	200	21,000
Taiyo Nippon Sanso Corp.	600	5,477
Takashimaya Co., Ltd.	1,000	7,121
Takeda Pharmaceutical Co., Ltd.	2,600	112,121
TDK Corp.	500	27,834
Teijin Ltd.	4,000	13,173
Terumo Corp.	1,200	50,889
The Bank of Kyoto Ltd.	1,000	6,077
The Chiba Bank Ltd.	2,000	9,372
The Chugoku Bank Ltd.	800	8,106
The Hachijuni Bank Ltd.	1,958	8,451
The Hiroshima Bank Ltd.	2,000	6,618
The Iyo Bank Ltd.	600	3,653
The Joyo Bank Ltd.	2,000	7,427
The Shizuoka Bank Ltd.	2,000	14,002
The Suruga Bank Ltd.	700	15,724
THK Co., Ltd.	500	8,454
Tobu Railway Co., Ltd.	3,000	16,365
Toho Co., Ltd.	400	10,989
Toho Gas Co., Ltd.	1,000	8,135
Tohoku Electric Power Co., Inc.	1,400	17,592
Tokio Marine Holdings, Inc.	2,500	82,333
Tokyo Electric Power Co. Holdings, Inc.*	5,200	21,844
Tokyo Electron Ltd.	600	50,520
Tokyo Gas Co., Ltd.	7,000	28,698
Tokyo Tatemono Co., Ltd.	900	10,728
Tokyu Corp.	4,000	34,943
Tokyu Fudosan Holdings Corp.	1,900	11,793
TonenGeneral Sekiyu KK	1,000	9,047
Toppan Printing Co., Ltd.	2,000	17,140
Toray Industries, Inc.	5,000	42,471
Toshiba Corp.*	14,000	37,835
TOTO Ltd.	500	19,817
Toyo Seikan Kaisha Ltd.	700	13,290
Toyo Suisan Kaisha Ltd.	300	12,087
Toyoda Gosei Co., Ltd.	300	5,303
Toyota Industries Corp.	600	23,691
Toyota Motor Corp.	9,800	484,406
Toyota Tsusho Corp.	800	17,099
Trend Micro, Inc.	400	14,249
Tsuruha Holdings, Inc.	100	12,047
Unicharm Corp.	1,400	31,160
United Urban Investment Corp. (REIT)	10	17,942
USS Co., Ltd.	800	13,134
West Japan Railway Co.	600	37,770
Yahoo! Japan Corp.	5,400	23,801
Yakult Honsha Co., Ltd.	300	15,468
Yamada Denki Co., Ltd.	2,000	10,509
Yamaguchi Financial Group, Inc.	1,000	9,390
Yamaha Corp.	600	16,072
Yamaha Motor Co., Ltd.	900	13,535
Yamato Holdings Co., Ltd.	1,200	27,378
Yamazaki Baking Co., Ltd.	1,000	27,787
Yaskawa Electric Corp.	900	11,599
Yokogawa Electric Corp.	700	7,821
Yokohama Rubber Co., Ltd.	450	5,593
(Cost $6,037,161)		10,048,503
Jordan 0.0%
Hikma Pharmaceuticals PLC (Cost $16,767)	506	16,630
Luxembourg 0.2%
ArcelorMittal*	6,900	31,588
Millicom International Cellular SA (SDR)	251	15,370
RTL Group SA*	150	12,259
SES SA (FDR)	1,322	28,530
Tenaris SA	1,663	23,982
(Cost $128,192)		111,729
Macau 0.1%
Sands China Ltd.	9,219	31,240
Wynn Macau Ltd.	5,181	7,583
(Cost $20,084)		38,823
Mexico 0.0%
Fresnillo PLC (f) (Cost $10,025)	805	17,635
Netherlands 4.2%
ABN AMRO Group NV (CVA) 144A	808	13,397
Aegon NV	7,030	27,680
AerCap Holdings NV* (e)	600	20,154
Akzo Nobel NV	930	58,411
Altice NV "A"*	1,380	20,766
Altice NV "B"*	468	7,063
ASML Holding NV	1,364	134,482
Boskalis Westminster NV	390	13,411
Gemalto NV	315	19,232
Heineken Holding NV	366	29,815
Heineken NV	856	78,889
ING Groep NV (CVA)	14,330	146,629
Koninklijke (Royal) KPN NV	12,718	46,110
Koninklijke Ahold NV	3,132	69,424
Koninklijke DSM NV	686	39,760
Koninklijke Philips NV	3,429	85,511
Koninklijke Vopak NV	235	11,756
NN Group NV	1,175	32,332
NXP Semiconductors NV* (d)	1,144	89,621
OCI NV*	348	4,749
QIAGEN NV*	829	17,992
Randstad Holding NV	476	19,161
RELX NV	3,733	64,800
Royal Dutch Shell PLC "A"	15,672	424,625
Royal Dutch Shell PLC "B"	13,777	376,689
Wolters Kluwer NV	1,117	45,457
(Cost $1,407,960)		1,897,916
New Zealand 0.2%
Auckland International Airport Ltd.	3,834	17,814
Contact Energy Ltd.	2,631	9,765
Fletcher Building Ltd.	2,433	14,950
Meridian Energy Ltd.	5,335	10,062
Mighty River Power Ltd.	2,473	5,317
Ryman Healthcare Ltd.	1,553	10,352
Spark New Zealand Ltd.	7,135	18,108
(Cost $43,539)		86,368
Norway 0.6%
DnB ASA	3,812	45,366
Gjensidige Forsikring ASA	683	11,351
Marine Harvest ASA*	1,305	21,797
Norsk Hydro ASA	5,274	19,161
Orkla ASA	3,020	26,690
Schibsted ASA "A"	325	9,685
Schibsted ASA "B"	373	10,641
Statoil ASA	3,963	67,910
Telenor ASA	2,682	44,255
Yara International ASA	653	20,648
(Cost $130,269)		277,504
Portugal 0.2%
EDP — Energias de Portugal SA	8,279	25,382
Galp Energia, SGPS, SA	1,788	24,859
Jeronimo Martins, SGPS, SA	1,048	16,527
(Cost $49,394)		66,768
Singapore 1.3%
Ascendas Real Estate Investment Trust (REIT)	7,400	13,662
CapitaLand Commercial Trust (REIT)	5,600	6,159
CapitaLand Ltd.	9,825	22,518
CapitaLand Mall Trust (REIT)	10,270	16,294
City Developments Ltd.	1,700	10,312
ComfortDelGro Corp., Ltd.	8,500	17,420
DBS Group Holdings Ltd.	6,447	75,777
Genting Singapore PLC	21,995	11,896
Global Logistic Properties Ltd.	8,000	10,793
Golden Agri-Resources Ltd.	20,673	5,407
Hutchison Port Holdings Trust (Units)	19,400	8,854
Jardine Cycle & Carriage Ltd.	404	11,005
Keppel Corp., Ltd.	5,649	23,277
Oversea-Chinese Banking Corp., Ltd.	11,254	72,874
Sembcorp Industries Ltd.	2,749	5,810
SembCorp Marine Ltd.	4,500	5,239
Singapore Airlines Ltd.	2,070	16,428
Singapore Exchange Ltd.	3,100	17,610
Singapore Press Holdings Ltd.	5,158	15,189
Singapore Technologies Engineering Ltd.	6,300	14,802
Singapore Telecommunications Ltd.	29,701	91,649
StarHub Ltd.	2,100	5,929
Suntec Real Estate Investment Trust (REIT)	9,800	12,936
United Overseas Bank Ltd.	4,658	64,040
UOL Group Ltd.	2,010	8,178
Wilmar International Ltd.	7,000	17,046
(Cost $315,760)		581,104
South Africa 0.1%
Mediclinic International PLC	1,319	19,386
Mondi PLC	1,242	23,188
(Cost $45,057)		42,574
Spain 2.8%
Abertis Infraestructuras SA	2,039	29,940
ACS, Actividades de Construccion y Servicios SA	739	20,093
Aena SA 144A	246	32,391
Amadeus IT Holding SA "A"	1,648	72,100
Banco Bilbao Vizcaya Argentaria SA	24,276	137,203
Banco de Sabadell SA (c)	18,600	24,435
Banco Popular Espanol SA	11,839	15,170
Banco Santander SA	53,238	204,001
Bankia SA	16,501	11,891
Bankinter SA	2,648	17,007
CaixaBank SA	9,691	21,236
Distribuidora Internacional de Alimentacion SA	2,661	15,417
Enagas SA	831	25,238
Endesa SA	1,195	23,961
Ferrovial SA	1,899	36,889
Gas Natural SDG SA	1,227	24,132
Grifols SA	960	21,651
Iberdrola SA	19,848	134,438
Industria de Diseno Textil SA	3,931	131,096
Mapfre SA	4,282	9,350
Red Electrica Corporacion SA	371	33,104
Repsol SA	4,034	51,205
Telefonica SA	16,305	154,015
Zardoya Otis SA	793	7,420
(Cost $1,094,274)		1,253,383
Sweden 2.6%
Alfa Laval AB	1,016	15,985
Assa Abloy AB "B"	3,742	76,516
Atlas Copco AB "A"	2,474	63,975
Atlas Copco AB "B"	1,415	33,362
Boliden AB	1,075	20,810
Electrolux AB "B"	902	24,467
Getinge AB "B"	689	14,144
Hennes & Mauritz AB "B"	3,434	100,443
Hexagon AB "B"	951	34,582
Husqvarna AB "B"	1,507	11,184
ICA Gruppen AB	234	7,817
Industrivarden AB "C"	625	10,104
Investor AB "B"	1,641	54,755
Kinnevik AB "B"	842	19,904
Lundin Petroleum AB*	647	11,706
Nordea Bank AB	11,506	96,905
Sandvik AB	3,908	38,896
Securitas AB "B"	932	14,290
Skandinaviska Enskilda Banken AB "A"	5,495	47,560
Skanska AB "B"	1,350	28,111
SKF AB "B"	1,425	22,719
Svenska Cellulosa AB "B"	2,234	71,345
Svenska Handelsbanken AB "A"	5,478	66,138
Swedbank AB "A"	3,319	69,295
Swedish Match AB	703	24,414
Tele2 AB "B"	1,141	9,971
Telefonaktiebolaget LM Ericsson "B"	10,964	83,824
Telia Co. AB	9,485	44,733
Volvo AB "B"	5,629	55,374
(Cost $436,808)		1,173,329
Switzerland 9.2%
ABB Ltd. (Registered)*	7,207	141,827
Actelion Ltd. (Registered)*	388	65,184
Adecco Group AG (Registered)	550	27,660
Aryzta AG*	321	11,835
Baloise Holding AG (Registered)	178	19,764
Barry Callebaut AG (Registered)*	8	9,821
Chocoladefabriken Lindt & Spruengli AG	4	23,823
Cie Financiere Richemont SA (Registered)	1,916	111,760
Coca-Cola HBC AG (CDI)*	779	15,817
Credit Suisse Group AG (Registered)*	6,976	73,880
Dufry AG (Registered)*	150	17,943
Ems-Chemie Holding AG (Registered)	24	12,392
Galenica AG (Registered)	13	17,488
Geberit AG (Registered)	144	54,444
Givaudan SA (Registered)	35	70,284
Glencore PLC*	44,338	91,444
Julius Baer Group Ltd.*	841	33,569
Kuehne & Nagel International AG (Registered)	206	28,827
LafargeHolcim Ltd. (Registered) (a)	560	23,368
LafargeHolcim Ltd. (Registered) (a)	1,125	46,492
Lonza Group AG (Registered)*	198	32,772
Nestle SA (Registered)	11,696	903,000
Novartis AG (Registered)	8,380	689,093
Pargesa Holding SA (Bearer)	167	11,004
Partners Group Holding AG	62	26,531
Roche Holding AG (Genusschein)	2,592	682,845
Schindler Holding AG	161	29,087
Schindler Holding AG (Registered)	58	10,535
SGS SA (Registered)	20	45,752
Sika AG (Bearer)	8	33,465
Sonova Holding AG (Registered)	171	22,590
STMicroelectronics NV	2,285	13,316
Swatch Group AG (Bearer)	117	34,019
Swatch Group AG (Registered)	204	11,650
Swiss Life Holding AG (Registered)*	118	27,165
Swiss Prime Site AG (Registered)*	255	23,067
Swiss Re AG	1,239	107,855
Swisscom AG (Registered)	96	47,649
Syngenta AG (Registered)	345	132,459
UBS Group AG (Registered)	13,542	174,913
Wolseley PLC	960	49,568
Zurich Insurance Group AG*	556	136,815
(Cost $1,776,323)		4,142,772
United Kingdom 16.4%
3i Group PLC	3,420	25,090
Aberdeen Asset Management PLC	3,273	12,280
Admiral Group PLC	737	20,148
Aggreko PLC	806	13,872
Anglo American PLC	5,148	48,897
Antofagasta PLC	1,577	9,797
ARM Holdings PLC	5,370	81,385
Ashtead Group PLC	1,816	26,066
Associated British Foods PLC	1,296	47,179
AstraZeneca PLC	4,679	279,722
Auto Trader Group PLC 144A	3,443	16,327
Aviva PLC	14,945	78,461
Babcock International Group PLC	749	9,066
BAE Systems PLC	11,547	81,446
Barclays PLC	62,294	115,557
Barratt Developments PLC	3,611	19,586
Berkeley Group Holdings PLC	467	15,854
BP PLC	67,984	398,051
British American Tobacco PLC	6,879	447,105
British Land Co. PLC (REIT)	3,622	29,407
BT Group PLC	31,417	173,376
Bunzl PLC	1,233	37,922
Burberry Group PLC	1,561	24,331
Capita PLC	2,579	33,191
Carnival PLC	692	30,594
Centrica PLC	19,776	60,044
CNH Industrial NV	3,402	24,524
Cobham PLC	5,950	12,559
Coca-Cola European Partners PLC*	803	28,775
Compass Group PLC	6,151	117,172
Croda International PLC	455	19,014
Diageo PLC	9,282	258,998
Direct Line Insurance Group PLC	4,988	23,106
Dixons Carphone PLC	3,536	15,164
easyJet PLC	535	7,803
Fiat Chrysler Automobiles NV (a) (e)	3,242	19,841
Fiat Chrysler Automobiles NV (a)	266	1,631
G4S PLC	6,209	15,210
GKN PLC	6,186	22,471
GlaxoSmithKline PLC	18,084	389,515
Hammerson PLC (REIT)	3,008	21,631
Hargreaves Lansdown PLC	969	16,216
HSBC Holdings PLC	72,548	448,867
ICAP PLC	1,614	9,019
IMI PLC	862	11,202
Imperial Brands PLC	3,546	193,032
Inmarsat PLC	1,554	16,760
InterContinental Hotels Group PLC	717	26,278
International Consolidated Airlines Group SA	2,962	14,614
Intertek Group PLC	579	26,952
Intu Properties PLC (REIT)	2,756	10,689
Investec PLC	1,988	12,193
ITV PLC	13,527	32,715
J Sainsbury PLC	4,969	15,522
Johnson Matthey PLC	695	26,130
Kingfisher PLC	8,531	36,902
Land Securities Group PLC (REIT)	2,951	41,151
Legal & General Group PLC	21,535	55,093
Lloyds Banking Group PLC	236,887	171,151
London Stock Exchange Group PLC	1,130	38,214
Marks & Spencer Group PLC	5,511	23,365
Meggitt PLC	3,009	16,382
Merlin Entertainments PLC 144A	2,778	16,433
National Grid PLC	13,896	203,805
Next PLC	549	36,221
Old Mutual PLC	18,217	48,560
Pearson PLC	3,004	39,067
Persimmon PLC	1,081	21,042
Petrofac Ltd.	799	8,354
Provident Financial PLC	569	17,542
Prudential PLC	9,523	160,580
Randgold Resources Ltd.	314	35,225
Reckitt Benckiser Group PLC	2,352	235,808
RELX PLC	4,226	78,099
Rio Tinto Ltd.	1,560	53,556
Rio Tinto PLC	4,513	139,214
Rolls-Royce Holdings PLC* (a)	6,798	64,838
Rolls-Royce Holdings PLC* (a)	570,911	760
Royal Bank of Scotland Group PLC*	13,127	30,066
Royal Mail PLC	3,091	20,760
RSA Insurance Group PLC	3,871	26,006
SABMiller PLC	3,593	209,634
Schroders PLC	490	15,415
Segro PLC (REIT)	2,643	14,680
Severn Trent PLC	860	28,036
Sky PLC	3,948	44,823
Smith & Nephew PLC	3,363	57,111
Smiths Group PLC	1,478	22,734
SSE PLC	3,749	78,151
St. James's Place PLC	1,868	19,704
Standard Chartered PLC	12,069	91,407
Standard Life PLC	7,417	29,300
Tate & Lyle PLC	1,863	16,728
Taylor Wimpey PLC	11,994	21,273
Tesco PLC*	30,166	70,634
The Sage Group PLC	3,962	34,514
The Weir Group PLC	791	15,143
Travis Perkins PLC	954	18,910
Unilever NV (CVA)	5,982	279,494
Unilever PLC	4,739	226,408
United Utilities Group PLC	2,454	33,874
Vodafone Group PLC	98,056	298,711
Whitbread PLC	626	29,357
William Hill PLC	3,237	11,180
WM Morrison Supermarkets PLC	8,551	21,514
Worldpay Group PLC 144A*	4,983	18,100
WPP PLC	4,718	98,074
(Cost $4,794,207)		7,395,460
Total Common Stocks (Cost $24,874,848)		42,985,068

Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke (BMW) AG	198	12,623
Fuchs Petrolub SE	274	10,761
Henkel AG & Co. KGaA	645	78,611
Porsche Automobil Holding SE	545	25,203
Schaeffler AG*	537	7,062
Volkswagen AG	670	81,102
Total Preferred Stocks (Cost $84,492)		215,362

Rights 0.0%
Hong Kong 0.0%
Noble Group Ltd., Expiration Date 7/20/2016* (Cost $5,432)	25,491	1,763
Spain 0.0%
ACS Actividades de Construccion y Servicios SA, Expiration Date 7/18/2016*	739	519
Repsol SA, Expiration Date 7/8/2016*	4,034	1,312
(Cost $1,905)		1,831
Total Rights (Cost $7,337)		3,594

Exchange-Traded Fund 1.0%
iShares MSCI EAFE ETF (Cost $473,848)	8,100	452,061

Securities Lending Collateral 0.1%
Daily Assets Fund "Capital Shares", 0.51% (g) (h) (Cost $33,164)	33,164	33,164

Cash Equivalents 2.5%
Deutsche Central Cash Management Government Fund, 0.44% (g) (Cost $1,119,607)	1,119,607	1,119,607

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $26,593,296)†	99.1	44,808,856
Other Assets and Liabilities, Net	0.9	390,032
Net Assets	100.0	45,198,888

* Non-income producing security.

† The cost for federal income tax purposes was $29,340,396. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $15,468,460. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,914,909 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,446,449.

(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

(c) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $32,788, which is 0.1% of net assets.

(d) Listed on the NASDAQ Stock Market, Inc.

(e) Listed on the New York Stock Exchange.

(f) Listed on the London Stock Exchange.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen (Certificate of Stock)

EAFE: Europe, Australasia and Far East

FDR: Fiduciary Depositary Receipt

MSCI: Morgan Stanley Capital International

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At June 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
E-Mini MSCI EAFE Index	USD	9/16/2016	25	2,019,000	40,313

At June 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	63,540	AUD	85,886	9/21/2016	322	Societe Generale
USD	12,971	ILS	50,000	9/21/2016	10	Citigroup, Inc.
USD	130,000	JPY	13,729,300	9/21/2016	3,334	Bank of New York Mellon Corp.
USD	122,987	JPY	13,032,557	9/21/2016	3,580	Goldman Sachs & Co.
USD	130,000	JPY	13,537,117	9/21/2016	1,467	Societe Generale
CHF	66,189	USD	68,791	9/21/2016	685	Societe Generale
SEK	300,268	USD	36,606	9/21/2016	987	Bank of Montreal
Total unrealized appreciation					10,385

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	25,449	DKK	167,085	9/21/2016	(441)	Bank of New York Mellon Corp.
USD	518,441	EUR	458,743	9/21/2016	(7,798)	Societe Generale
USD	33,626	GBP	23,543	9/21/2016	(2,259)	Citigroup, Inc.
USD	330,000	GBP	230,733	9/21/2016	(22,589)	Bank of New York Mellon Corp.
USD	15,776	NOK	130,000	9/21/2016	(244)	Bank of Montreal
HKD	11,153	USD	1,438	9/21/2016	(1)	Bank of Montreal
SGD	15,718	USD	11,586	9/21/2016	(71)	Societe Generale
Total unrealized depreciation					(33,403)

Currency Abbreviations

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

ILS Israeli Shekel

JPY Japanese Yen

NOK Norwegian Krone

SEK Swedish Krona

SGD Singapore Dollar

USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$ 3,164,455	$ 20,836	$ 3,185,291
Austria	—	68,645	—	68,645
Belgium	—	634,643	—	634,643
China	—	5,082	—	5,082
Denmark	—	864,241	—	864,241
Finland	—	424,414	—	424,414
France	—	4,072,065	—	4,072,065
Germany	—	3,522,588	—	3,522,588
Hong Kong	8,806	1,407,192	—	1,415,998
Ireland	—	525,052	—	525,052
Israel	82,084	257,899	—	339,983
Italy	13,261	763,307	—	776,568
Japan	—	10,048,503	—	10,048,503
Jordan	—	16,630	—	16,630
Luxembourg	—	111,729	—	111,729
Macau	—	38,823	—	38,823
Mexico	—	17,635	—	17,635
Netherlands	109,775	1,788,141	—	1,897,916
New Zealand	—	86,368	—	86,368
Norway	—	277,504	—	277,504
Portugal	—	66,768	—	66,768
Singapore	—	581,104	—	581,104
South Africa	—	42,574	—	42,574
Spain	—	1,253,383	—	1,253,383
Sweden	—	1,173,329	—	1,173,329
Switzerland	—	4,142,772	—	4,142,772
United Kingdom	20,601	7,374,859	—	7,395,460
Preferred Stocks	—	215,362	—	215,362
Rights (i)	—	3,594	—	3,594
Exchange-Traded Fund	452,061	—	—	452,061
Short-Term Investments (i)	1,152,771	—	—	1,152,771
Derivatives (j)
Futures Contracts	40,313	—	—	40,313
Forward Foreign Currency Exchange Contracts	—	10,385	—	10,385
Total	$ 1,879,672	$ 42,959,046	$ 20,836	$ 44,859,554
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Exchange Contracts	$ —	$ (33,403)	$ —	$ (33,403)
Total	$ —	$ (33,403)	$ —	$ (33,403)

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $25,285,366) — including $32,788 of securities loaned	$ 43,586,766
Investment in Daily Assets Fund (cost $33,164)*	33,164
Investment in affiliated securities (cost $1,274,766)	1,188,926
Total investments in securities, at value (cost $26,593,296)	44,808,856
Cash	10,000
Foreign currency, at value (cost $303,432)	303,050
Deposit with broker for futures contracts	214,096
Receivable for investments sold	24,008
Receivable for Fund shares sold	247,089
Dividends receivable	116,678
Interest receivable	855
Receivable for variation margin on futures contracts	40,313
Unrealized appreciation on forward foreign currency exchange contracts	10,385
Foreign taxes recoverable	274,789
Other assets	20,721
Total assets	46,070,840
Liabilities
Payable upon return of securities loaned	33,164
Payable for Fund shares redeemed	652,470
Unrealized depreciation on forward foreign currency exchange contracts	33,403
Accrued Trustees' fees	5,929
Other accrued expenses and payables	146,986
Total liabilities	871,952
Net assets, at value	$ 45,198,888

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2016 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	717,198
Net unrealized appreciation (depreciation) on: Investments	18,215,560
Futures	40,313
Foreign currency	(40,320)
Accumulated net realized gain (loss)	2,239,656
Paid-in capital	24,026,481
Net assets, at value	$ 45,198,888
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($45,198,888 ÷ 7,794,369 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.80

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $110,341)	$ 1,139,958
Income distributions from affiliated securities	767
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	4,411
Total income	1,145,136
Expenses: Management fee	63,935
Administrative fee	25,574
Services to shareholders	19,547
Custodian fee	61,705
Professional fees	42,770
Reports to shareholders	21,420
Registration fees	17,358
Trustees' fees and expenses	3,780
Other	23,929
Total expenses before expense reductions	280,018
Expense reductions	(196,817)
Total expenses after expense reductions	83,201
Net investment income	1,061,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	4,649,530
Sale of affiliated securities	(21,584)
Futures	(50,852)
Foreign currency	91,002
4,668,096
Change in net unrealized appreciation (depreciation) on: Investments	(8,000,504)
Futures	13,992
Foreign currency	(11,618)
(7,998,130)
Net gain (loss)	(3,330,034)
Net increase (decrease) in net assets resulting from operations	$ (2,268,099)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Years Ended December 31, 2015

Operations: Net investment income (loss)	$ 1,061,935	$ 5,651,243
Net realized gain (loss)	4,668,096	69,593,013
Change in net unrealized appreciation (depreciation)	(7,998,130)	(58,335,527)
Net increase (decrease) in net assets resulting from operations	(2,268,099)	16,908,729
Distributions to shareholders from: Net investment income	—	(6,294,624)
Net realized gains	(7,865,728)	(25,741,331)
Total distributions	(7,865,728)	(32,035,955)
Fund share transactions: Proceeds from shares sold	10,429,512	60,559,226
Reinvestment of distributions	6,958,695	29,053,989
Payments for shares redeemed	(20,238,716)	(272,481,714)
Redemption fees	10	102
Net increase (decrease) in net assets from Fund share transactions	(2,850,499)	(182,868,397)
Increase (decrease) in net assets	(12,984,326)	(197,995,623)
Net assets at beginning of period	58,183,214	256,178,837
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $717,198 and $344,737, respectively)	$ 45,198,888	$ 58,183,214
Other Information
Shares outstanding at beginning of period	8,270,160	19,150,728
Shares sold	1,692,398	4,553,778
Shares issued to shareholders in reinvestment of distributions	1,197,710	3,908,649
Shares redeemed	(3,365,899)	(19,342,995)
Net increase (decrease) in Fund shares	(475,791)	(10,880,568)
Shares outstanding at end of period	7,794,369	8,270,160

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 6/30/16 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 7.04	$ 13.38	$ 14.67	$ 12.39	$ 10.79	$ 12.73
Income (loss) from investment operations: Net investment income (loss)[a]	.13	.45	.48	.35	.35	.38
Net realized and unrealized gain (loss)	(.42)	(.51)[c]	(1.33)	2.30	1.63	(1.95)
Total from investment operations	(.29)	(.06)	(.85)	2.65	1.98	(1.57)
Less distributions from: Net investment income	—	(1.12)	(.44)	(.37)	(.38)	(.37)
Net realized gains	(.95)	(5.16)	—	—	—	—
Total distributions	(.95)	(6.28)	(.44)	(.37)	(.38)	(.37)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 5.80	$ 7.04	$ 13.38	$ 14.67	$ 12.39	$ 10.79
Total Return (%)	(4.16)b**	(.74)[b]	(5.84)[b]	21.56	18.35	(12.39)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45	58	256	268	271	283
Ratio of expenses before expense reductions (%)	1.09*	.58	.49	.50	.54	.50
Ratio of expenses after expense reductions (%)	.33*	.34	.46	.50	.54	.50
Ratio of net investment income (loss) (%)	4.15*	3.24	3.32	2.59	2.98	3.03
Portfolio turnover rate (%)	10**	127[d]	4	10	8	6

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2015 does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] For the year ended December 31, 2015, the portfolio turnover rate includes the effect of a purchase and sale of an exchange traded fund purchased to keep the Fund fully invested while raising cash to fund a large redemption. Turnover without this transaction would have been 12%.

* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche EAFE® Equity Index Fund (the "Fund") is a diversified series of the Deutsche Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2016, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2016, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2016, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,065,000 to $2,019,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2016, the Fund used forward currency contracts as a means of maintaining the Fund's currency exposure consistent with that of the EAFE index and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2016, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2016, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $118,000 to $1,046,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $1,147,000 to $1,383,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ 40,313	$ 40,313
Foreign Exchange Contracts (b)	10,385	—	10,385
	$ 10,385	$ 40,313	$ 50,698

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ (33,403)
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ (50,852)	$ (50,852)
Foreign Exchange Contracts (b)	14,898	—	14,898
	$ 14,898	$ (50,852)	$ (35,954)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ 13,992	$ 13,992
Foreign Exchange Contracts (b)	(15,348)	—	(15,348)
	$ (15,348)	$ 13,992	$ (1,356)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) from futures

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of June 30, 2016, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Bank of Montreal	$ 987	$ (245)	$ —	$ 742
Bank of New York Mellon Corp.	3,334	(3,334)	—	—
Citigroup, Inc.	10	(10)	—	—
Goldman Sachs & Co.	3,580	—	—	3,580
Societe Generale	2,474	(2,474)	—	—
	$ 10,385	$ (6,063)	$ —	$ 4,322
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of Montreal	$ 245	$ (245)	$ —	$ —
Bank of New York Mellon Corp.	23,030	(3,334)	—	19,696
Citigroup, Inc.	2,259	(10)	—	2,249
Societe Generale	7,869	(2,474)	—	5,395
	$ 33,403	$ (6,063)	$ —	$ 27,340

C. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $5,043,331 and $15,290,330, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2016 through April 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.32%.

For the six months ended June 30, 2016, fees waived and/or expenses reimbursed for the Fund were $196,817.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $25,574, of which $3,674 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months ended June 30, 2016, the amount charged to the Fund by DSC aggregated $2,275, of which $1,650 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,550, all of which is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2016, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $384.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2016.

F. Transactions with Affiliates

Deutsche Bank AG and Deutsche Central Cash Management Government Fund are considered to be affiliated investments. A summary of the Fund's transactions with these affiliated investments during the six months ended June 30, 2016 is as follows:

Affiliate	Value ($) at 12/31/2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 6/30/2016
Deutsche Bank AG	161,391	—	24,815	(21,584)	—	69,319
Deutsche Central Cash Management Government Fund	13,412	20,172,983	19,066,788	—	767	1,119,607
Total	174,803	20,172,983	19,091,603	(21,584)	767	1,188,926

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016 (Unaudited)
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/16	$ 1,000.00
Ending Account Value 6/30/16	$ 958.40
Expenses Paid per $1,000*	$ 1.61
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/16	$ 1,000.00
Ending Account Value 6/30/16	$ 1,023.22
Expenses Paid per $1,000*	$ 1.66

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	Institutional Class
Deutsche EAFE® Equity Index Fund	.33%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche EAFE® Equity Index Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2015.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Institutional Class shares) was in the 3rd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014) ("Lipper Universe Expenses"). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	25159R 601
Fund Number	558

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc.; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE® Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2016